Warrant Liability - Schedule of Fair Value of the Warrant Liabilities Classified (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Warrant Liabilities Classified [Abstract]
Balance beginning	$ 281,809	$ 145,428
Gain (loss) on subsequent measurement	(164,679)	136,381
Balance ending	$ 117,130	$ 281,809